WARRANTS (Schedule of Warrant Activities) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Underlying shares outstanding, beginning balance	160,000,000	360,000,000	80,000,000
Issued			280,000,000
Exercised	(40,000,000)	(200,000,000)
Forfeited	(40,000,000)
Underlying shares outstanding, ending balance	80,000,000	160,000,000	360,000,000